Income Tax - Schedule of Loss Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Loss before income taxes	$ 50,384,176	$ 37,512,212	$ 18,021,737
Cayman
Income Tax Disclosure [Line Items]
Loss before income taxes	3,886,673	2,454,660	2,036,806
BVI
Income Tax Disclosure [Line Items]
Loss before income taxes	8,375
PRC
Income Tax Disclosure [Line Items]
Loss before income taxes	40,971,742	26,111,094	4,938,688
HK
Income Tax Disclosure [Line Items]
Loss before income taxes	6,240,462	8,010,908	9,869,007
AUST
Income Tax Disclosure [Line Items]
Loss before income taxes	$ (723,076)	$ 935,550	$ 1,177,236